MINERAL PROPERTIES (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Mineral Property	$ 3,789,854	$ 563,031
Cash Paid	750,243	3,605,854
Shares issued		184,000
Write-off		563,031
Mineral Property	4,540,097	3,789,854	563,031
Indata, British Columbia
Mineral Property		50,000
Cash Paid
Shares issued
Write-off		(50,000)
Mineral Property			50,000
Klondike, British Columbia
Mineral Property		513,031
Cash Paid
Shares issued
Write-off		(513,031)
Mineral Property			513,031
Idaho-Maryland, California
Mineral Property	3,789,854
Cash Paid	750,243	3,605,854
Shares issued		184,000
Write-off
Mineral Property	$ 4,540,097	$ 3,789,854